Line of Credit and Notes Payable (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Interest payments on debt facilities	$ 15,700,000	$ 15,800,000
Unsecured Debt [Member] | $500 Million Unsecured Line of Credit [Member]
Debt Instrument [Line Items]
Net borrowings	283,000,000
Borrowing capacity of line of credit	$ 500,000,000